Touchstone US Quality Bond Fund Expense Example - Touchstone US Quality Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 400
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,416
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	672
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,729
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	586
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	$ 559